Selling, General and Administrative expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Selling, General and Administrative expenses
Selling, general and administrative expenses	€ 28,461	€ 21,687	€ 18,855
Selling, General and Administrative expense
Selling, General and Administrative expenses
Increase in selling, general and administrative expenses		€ 6,800	€ 2,800
Percentage of increase in selling, general and administrative expenses		31.20%	15.00%
Selling, general and administrative expenses	28,500	€ 21,700	€ 18,900
Start of new ERP implementation		€ 500
Selling, General and Administrative expense | Constructive Obligation [member]
Selling, General and Administrative expenses
Consulting and contractors' fees	€ 700